JPMorgan SmartRetirement® Blend 2020 Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 39.2%
Fixed Income — 18.0%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	12,424	85,479
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	90	511
JPMorgan High Yield Fund Class R6 Shares (a)	9,962	61,270
Total Fixed Income		147,260
International Equity — 1.6%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	912	13,624
U.S. Equity — 19.6%
JPMorgan Equity Index Fund Class R6 Shares (a)	2,493	160,347
Total Investment Companies (Cost $286,347)		321,231
Exchange-Traded Funds — 31.2%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	89	6,967
Fixed Income — 12.4%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	1,548	68,440
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	9	403
JPMorgan Inflation Managed Bond ETF (a)	722	32,645
Total Fixed Income		101,488
International Equity — 12.8%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	291	13,465
JPMorgan BetaBuilders International Equity ETF (a)	1,761	91,766
Total International Equity		105,231
U.S. Equity — 5.2%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	296	22,318
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	373	19,900
Total U.S. Equity		42,218
Total Exchange-Traded Funds (Cost $252,317)		255,904
	PRINCIPAL AMOUNT ($000)
Mortgage-Backed Securities — 6.4%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	580	492
Pool # WA1626, 3.45%, 8/1/2032	689	606
Pool # WN3225, 3.80%, 10/1/2034	440	385
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	420	371
Pool # QB4026, 2.50%, 10/1/2050	1,423	1,149
Pool # QB4484, 2.50%, 10/1/2050	524	424
Pool # QB4542, 2.50%, 10/1/2050	534	432
Pool # RA4224, 3.00%, 11/1/2050	218	181
Pool # QB8503, 2.50%, 2/1/2051	617	493
Pool # QC4789, 3.00%, 7/1/2051	417	348

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # QE1637, 4.00%, 5/1/2052	191	172
Pool # QE1832, 4.50%, 5/1/2052	214	199
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	695	680
Pool # FM3118, 3.00%, 5/1/2050	345	289
Pool # BQ2894, 3.00%, 9/1/2050	786	660
Pool # BQ3996, 2.50%, 10/1/2050	515	414
Pool # BQ5243, 3.50%, 10/1/2050	293	256
Pool # CA7398, 3.50%, 10/1/2050	747	652
Pool # CA8637, 4.00%, 1/1/2051	1,423	1,288
Pool # BU3079, 3.00%, 1/1/2052	306	254
Pool # BV0273, 3.00%, 1/1/2052	356	296
Pool # BV4831, 3.00%, 2/1/2052	286	237
Pool # BV0295, 3.50%, 2/1/2052	755	662
Pool # BV6743, 4.50%, 5/1/2052	252	233
Pool # BV9515, 6.00%, 6/1/2052	257	254
Pool # BY4714, 5.00%, 6/1/2053	523	494
FNMA, Other
Pool # BS7317, 5.35%, 11/1/2027	995	998
Pool # BS7576, 4.86%, 12/1/2027	360	355
Pool # BS3939, 1.58%, 11/1/2028	771	652
Pool # BS6144, 3.97%, 1/1/2029	920	867
Pool # AM5319, 4.34%, 1/1/2029	370	357
Pool # BS4290, 1.95%, 10/1/2029	600	493
Pool # BS0448, 1.27%, 12/1/2029	851	675
Pool # BL9748, 1.60%, 12/1/2029	340	277
Pool # AN7593, 2.99%, 12/1/2029	252	223
Pool # BS7385, 4.83%, 12/1/2029	1,000	980
Pool # AN8285, 3.11%, 3/1/2030	258	230
Pool # AM8544, 3.08%, 4/1/2030	112	100
Pool # BL9251, 1.45%, 10/1/2030	670	527
Pool # AM4789, 4.18%, 11/1/2030	154	143
Pool # BL9891, 1.37%, 12/1/2030	478	373
Pool # BL9652, 1.56%, 12/1/2030	962	765
Pool # BS7290, 5.64%, 2/1/2031	995	1,014
Pool # BS6802, 4.93%, 6/1/2031	900	876
Pool # BS5580, 3.68%, 1/1/2032	660	590
Pool # BS4654, 2.39%, 3/1/2032	583	477
Pool # AN6149, 3.14%, 7/1/2032	1,155	982
Pool # BS5530, 3.30%, 7/1/2032	986	849
Pool # BS6822, 3.81%, 10/1/2032	580	519
Pool # BS8528, 4.31%, 10/1/2032	925	860
Pool # BS6954, 4.93%, 10/1/2032	462	451
Pool # BS6819, 4.12%, 11/1/2032	655	601
Pool # BS7090, 4.45%, 12/1/2032	1,020	960
Pool # AN7923, 3.33%, 1/1/2033	505	433
Pool # BS5357, 3.41%, 3/1/2033	500	429
Pool # AN9067, 3.51%, 5/1/2033	275	240

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS5511, 3.45%, 8/1/2033	664	574
Pool # BS5127, 3.15%, 9/1/2033	400	335
Pool # BL1012, 4.03%, 12/1/2033	265	239
Pool # BL0900, 4.08%, 2/1/2034	155	140
Pool # AN4430, 3.61%, 1/1/2037	503	455
Pool # BF0230, 5.50%, 1/1/2058	1,067	1,065
Pool # BF0497, 3.00%, 7/1/2060	509	407
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 10/25/2053 (b)	232	184
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	777	681
Pool # BR3929, 3.50%, 10/20/2050	413	362
Pool # BW1726, 3.50%, 10/20/2050	497	435
Pool # BS8546, 2.50%, 12/20/2050	1,248	998
Pool # BR3928, 3.00%, 12/20/2050	650	560
Pool # BU7538, 3.00%, 12/20/2050	433	374
Pool # 785294, 3.50%, 1/20/2051	1,215	1,041
Pool # CA8452, 3.00%, 2/20/2051	1,744	1,502
Pool # CB1543, 3.00%, 2/20/2051	1,175	996
Pool # CA3588, 3.50%, 2/20/2051	1,211	1,061
Pool # CB1536, 3.50%, 2/20/2051	1,288	1,137
Pool # CB1542, 3.00%, 3/20/2051	770	653
Pool # CC0070, 3.00%, 3/20/2051	183	158
Pool # CC8726, 3.00%, 3/20/2051	245	208
Pool # CC8738, 3.00%, 3/20/2051	313	267
Pool # CC8723, 3.50%, 3/20/2051	1,540	1,349
Pool # CC0088, 4.00%, 3/20/2051	60	54
Pool # CC0092, 4.00%, 3/20/2051	146	133
Pool # CC8727, 3.00%, 4/20/2051	403	341
Pool # CC8739, 3.00%, 4/20/2051	1,087	926
Pool # CC8740, 3.00%, 4/20/2051	924	786
Pool # CC8751, 3.00%, 4/20/2051	203	172
Pool # CA3563, 3.50%, 7/20/2051	735	652
Pool # CE2586, 3.50%, 7/20/2051	1,051	921
Pool # CK1527, 3.50%, 12/20/2051	680	600
Pool # CJ8184, 3.50%, 1/20/2052	740	648
Pool # CK2716, 3.50%, 2/20/2052	544	471
Pool # CN3557, 4.50%, 5/20/2052	304	284
Pool # CU6748, 6.00%, 9/20/2053	535	530
GNMA II, Other
Pool # CU1093, 5.50%, 6/20/2063	484	465
Pool # CU1092, 6.00%, 6/20/2063	502	495
Pool # 785183, 2.93%, 10/20/2070 (c)	608	527
Total Mortgage-Backed Securities (Cost $62,071)		52,403
Corporate Bonds — 6.3%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.75%, 2/1/2026	49	46

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
2.20%, 2/4/2026	45	41
2.70%, 2/1/2027	903	818
3.45%, 11/1/2028	155	140
L3Harris Technologies, Inc. 5.40%, 7/31/2033	108	104
Northrop Grumman Corp.
5.15%, 5/1/2040	191	174
3.85%, 4/15/2045	209	156
RTX Corp.
2.25%, 7/1/2030	322	259
5.15%, 2/27/2033	87	82
		1,820
Automobiles — 0.1%
General Motors Co. 6.80%, 10/1/2027	300	306
Hyundai Capital America 1.30%, 1/8/2026 (d)	80	72
		378
Banks — 1.4%
ANZ New Zealand Int'l Ltd. (New Zealand) 5.36%, 8/14/2028 (d)	200	196
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (e)	200	175
5.59%, 8/8/2028	200	196
Bank of America Corp.
(SOFR + 1.29%), 5.08%, 1/20/2027 (e)	134	131
(SOFR + 1.58%), 4.38%, 4/27/2028 (e)	190	179
(SOFR + 1.63%), 5.20%, 4/25/2029 (e)	290	279
(SOFR + 1.57%), 5.82%, 9/15/2029 (e)	300	296
(SOFR + 1.91%), 5.29%, 4/25/2034 (e)	240	223
(SOFR + 1.84%), 5.87%, 9/15/2034 (e)	150	146
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (d) (e)	200	199
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (d) (e)	200	175
Bank of Montreal (Canada) 5.72%, 9/25/2028	150	148
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	155	146
Banque Federative du Credit Mutuel SA (France) 5.90%, 7/13/2026 (d)	200	199
Barclays plc (United Kingdom) 4.34%, 1/10/2028	235	218
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (d) (e)	795	722
(SOFR + 1.73%), 3.12%, 10/19/2032 (d) (e)	250	186
Citigroup, Inc. (3-MONTH CME TERM SOFR + 1.43%), 3.88%, 1/24/2039 (e)	328	254
Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (d) (f)	250	160
Credit Agricole SA (France) (SOFR + 0.89%), 1.25%, 1/26/2027 (d) (e)	250	223
Federation des Caisses Desjardins du Quebec (Canada) 5.70%, 3/14/2028 (d)	200	197
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	1,495	1,269
(SOFR + 3.35%), 7.39%, 11/3/2028 (e)	200	207
ING Groep NV (Netherlands) (SOFR + 1.56%), 6.08%, 9/11/2027 (e)	200	199
Intesa Sanpaolo SpA (Italy) Series XR, 3.25%, 9/23/2024 (d)	300	291

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (e)	200	177
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (e)	255	252
NatWest Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.87%), 4.45%, 5/8/2030 (e)	315	284
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (e)	149	135
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (e)	300	272
(SOFR + 2.75%), 6.83%, 11/21/2026 (e)	256	258
(SOFR + 0.99%), 1.67%, 6/14/2027 (e)	200	175
(SOFR + 2.60%), 6.53%, 1/10/2029 (e)	300	297
Societe Generale SA (France)
4.25%, 4/14/2025 (d)	700	672
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (d) (e)	260	232
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (d) (e)	415	314
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	235	232
5.71%, 1/13/2030	235	230
Swedbank AB (Sweden) 6.14%, 9/12/2026 (d)	200	199
Toronto-Dominion Bank (The) (Canada)
5.53%, 7/17/2026	210	209
5.52%, 7/17/2028	80	79
Truist Financial Corp. (SOFR + 2.05%), 6.05%, 6/8/2027 (e)	140	139
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (d) (e)	200	177
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	160	156
(SOFR + 1.99%), 5.56%, 7/25/2034 (e)	55	52
(SOFR + 2.53%), 3.07%, 4/30/2041 (e)	53	36
(SOFR + 2.13%), 4.61%, 4/25/2053 (e)	200	157
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040 (f)	50	30
3.13%, 11/18/2041 (f)	165	101
		11,479
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	215	170
Biotechnology — 0.1%
AbbVie, Inc.
4.05%, 11/21/2039	400	327
4.25%, 11/21/2049	180	142
Amgen, Inc.
5.25%, 3/2/2033	145	139
3.15%, 2/21/2040	394	278
Gilead Sciences, Inc. 2.60%, 10/1/2040	227	150
		1,036
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	225	174

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	245	188
Capital Markets — 0.5%
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	301	187
Credit Suisse AG (Switzerland)
7.95%, 1/9/2025	250	254
1.25%, 8/7/2026	250	218
Deutsche Bank AG (Germany) (SOFR + 1.87%), 2.13%, 11/24/2026 (e)	735	665
Goldman Sachs Group, Inc. (The) (SOFR + 1.11%), 2.64%, 2/24/2028 (e)	187	167
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (d) (e)	370	331
(SOFR + 1.53%), 2.87%, 1/14/2033 (d) (e)	200	151
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (e)	310	299
(SOFR + 1.59%), 5.16%, 4/20/2029 (e)	185	178
(SOFR + 1.63%), 5.45%, 7/20/2029 (e)	185	180
(SOFR + 1.88%), 5.42%, 7/21/2034 (e)	125	118
Nasdaq, Inc. 5.55%, 2/15/2034	45	43
S&P Global, Inc.
2.70%, 3/1/2029	202	177
4.25%, 5/1/2029	233	220
UBS Group AG (Switzerland) 4.28%, 1/9/2028 (d)	995	915
		4,103
Chemicals — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	170	159
LYB International Finance III LLC 1.25%, 10/1/2025	111	101
		260
Consumer Finance — 0.4%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	205	205
2.45%, 10/29/2026	810	726
6.10%, 1/15/2027	160	159
3.00%, 10/29/2028	150	129
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (d)	171	161
5.50%, 1/15/2026 (d)	530	513
2.13%, 2/21/2026 (d)	115	103
4.25%, 4/15/2026 (d)	20	19
2.53%, 11/18/2027 (d)	916	773
Capital One Financial Corp. (SOFR + 1.27%), 2.62%, 11/2/2032 (e)	175	128
General Motors Financial Co., Inc. 3.80%, 4/7/2025	170	164
		3,080
Consumer Staples Distribution & Retail — 0.0% ^
7-Eleven, Inc.
1.80%, 2/10/2031 (d)	100	76

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
2.50%, 2/10/2041 (d)	99	61
Alimentation Couche-Tard, Inc. (Canada) 3.63%, 5/13/2051 (d)	225	139
		276
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (d)	198	176
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	70	54
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	299	219
WP Carey, Inc.
2.40%, 2/1/2031	148	115
2.25%, 4/1/2033	10	7
		341
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
2.75%, 6/1/2031	95	76
3.50%, 6/1/2041	518	360
Sprint Capital Corp. 6.88%, 11/15/2028	55	57
Verizon Communications, Inc. 2.65%, 11/20/2040	185	117
		610
Electric Utilities — 0.5%
Duke Energy Corp. 6.10%, 9/15/2053	120	116
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	97	62
Edison International 5.75%, 6/15/2027	195	193
Emera US Finance LP (Canada) 4.75%, 6/15/2046	197	145
Entergy Arkansas LLC 2.65%, 6/15/2051	72	40
Entergy Louisiana LLC
4.00%, 3/15/2033	150	130
2.90%, 3/15/2051	60	35
Evergy, Inc. 2.90%, 9/15/2029	394	336
Fells Point Funding Trust 3.05%, 1/31/2027 (d)	465	422
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (d)	179	140
Fortis, Inc. (Canada) 3.06%, 10/4/2026	251	230
ITC Holdings Corp. 2.95%, 5/14/2030 (d)	126	104
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (d)	182	175
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	98	67
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (d)	253	146
NextEra Energy Capital Holdings, Inc. 5.75%, 9/1/2025	220	219
NRG Energy, Inc.
2.00%, 12/2/2025 (d)	90	81
2.45%, 12/2/2027 (d)	305	259
Pacific Gas and Electric Co.
3.45%, 7/1/2025	120	114
2.95%, 3/1/2026	264	243
6.40%, 6/15/2033	75	72

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
3.75%, 8/15/2042 (g)	71	46
4.30%, 3/15/2045	65	44
PacifiCorp
4.15%, 2/15/2050	113	79
5.50%, 5/15/2054	3	3
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	145	137
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	85	77
Series A-5, 5.10%, 6/1/2052	80	72
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	100	93
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	93	89
Southern California Edison Co.
Series C, 4.13%, 3/1/2048	121	90
5.88%, 12/1/2053	53	50
Union Electric Co. 3.90%, 4/1/2052	124	91
		4,200
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	226	212
Financial Services — 0.1%
Corebridge Financial, Inc. 3.85%, 4/5/2029	75	67
Global Payments, Inc.
3.20%, 8/15/2029	297	253
5.30%, 8/15/2029	42	40
Shell International Finance BV (Netherlands) 3.13%, 11/7/2049	205	133
		493
Food Products — 0.1%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	138	112
JBS USA LUX SA 6.75%, 3/15/2034 (d)	150	146
Kellogg Co. 5.25%, 3/1/2033	112	107
Kraft Heinz Foods Co.
4.63%, 10/1/2039	155	131
4.38%, 6/1/2046	86	67
Smithfield Foods, Inc. 3.00%, 10/15/2030 (d)	403	308
		871
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	175	105
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	176	136
		241
Ground Transportation — 0.1%
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	143	118
CSX Corp. 3.80%, 11/1/2046	191	140
Norfolk Southern Corp. 3.05%, 5/15/2050	187	116

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (d)	400	357
Union Pacific Corp. 3.55%, 8/15/2039	270	207
		938
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	63	54
DH Europe Finance II SARL 3.25%, 11/15/2039	103	78
		132
Health Care Providers & Services — 0.3%
Banner Health 1.90%, 1/1/2031	246	192
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	150	94
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	185	110
CommonSpirit Health
1.55%, 10/1/2025	65	60
2.78%, 10/1/2030	150	123
3.91%, 10/1/2050	65	46
HCA, Inc.
5.25%, 6/15/2026	858	840
5.50%, 6/15/2047	90	77
3.50%, 7/15/2051	83	52
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	130	87
MultiCare Health System 2.80%, 8/15/2050	113	63
MyMichigan Health Series 2020, 3.41%, 6/1/2050	40	26
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	135	81
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	165	96
UnitedHealth Group, Inc. 5.88%, 2/15/2053	65	65
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	300	172
		2,184
Health Care REITs — 0.1%
Healthcare Realty Holdings LP 2.00%, 3/15/2031	379	284
Physicians Realty LP 2.63%, 11/1/2031	100	75
Sabra Health Care LP 3.20%, 12/1/2031	160	120
		479
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp. 3.35%, 3/12/2050	205	135
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC 5.80%, 3/1/2033	118	115
Southern Power Co. 5.15%, 9/15/2041	205	176
		291
Insurance — 0.2%
Athene Global Funding
2.50%, 1/14/2025 (d)	111	105
1.45%, 1/8/2026 (d)	400	356
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	120	90
Brown & Brown, Inc. 2.38%, 3/15/2031	386	298

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (d)	285	170
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	408	282
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (d)	150	127
Teachers Insurance & Annuity Association of America 3.30%, 5/15/2050 (d)	393	248
		1,676
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc. 5.60%, 5/15/2053	130	123
Machinery — 0.0% ^
Otis Worldwide Corp.
5.25%, 8/16/2028	130	128
3.11%, 2/15/2040	100	71
		199
Media — 0.2%
Charter Communications Operating LLC
2.80%, 4/1/2031	136	106
3.70%, 4/1/2051	403	234
Comcast Corp.
3.25%, 11/1/2039	332	242
2.80%, 1/15/2051	172	101
5.35%, 5/15/2053	400	365
Discovery Communications LLC 3.63%, 5/15/2030	203	172
		1,220
Metals & Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia) 5.25%, 9/8/2030	180	176
Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (d)	315	249
Steel Dynamics, Inc. 1.65%, 10/15/2027	244	207
		632
Multi-Utilities — 0.0% ^
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	184	106
Consumers Energy Co. 3.25%, 8/15/2046	97	65
		171
Office REITs — 0.0% ^
Corporate Office Properties LP 2.75%, 4/15/2031	225	169
Oil, Gas & Consumable Fuels — 0.5%
Boardwalk Pipelines LP 4.45%, 7/15/2027	165	155
BP Capital Markets America, Inc. 2.77%, 11/10/2050	187	110
Coterra Energy, Inc. 3.90%, 5/15/2027	125	117
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	110	105
Energy Transfer LP
3.90%, 7/15/2026	92	87
4.40%, 3/15/2027	345	327
5.00%, 5/15/2044 (g)	420	328
Enterprise Products Operating LLC 4.45%, 2/15/2043	200	164
Exxon Mobil Corp. 3.00%, 8/16/2039	593	433

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (d)	140	109
4.32%, 12/30/2039 (d)	100	69
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (d)	190	146
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (d)	455	419
3.45%, 10/15/2027 (d)	259	230
HF Sinclair Corp. 5.88%, 4/1/2026	97	97
MPLX LP 4.50%, 4/15/2038	205	166
NGPL PipeCo LLC 3.25%, 7/15/2031 (d)	155	123
Phillips 66 Co. 3.55%, 10/1/2026	194	183
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	394	275
		3,643
Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	250	185
Pharmaceuticals — 0.2%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	45	48
Bristol-Myers Squibb Co. 4.13%, 6/15/2039	225	188
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	195	181
Takeda Pharmaceutical Co. Ltd. (Japan) 3.03%, 7/9/2040	700	486
Viatris, Inc. 4.00%, 6/22/2050	155	94
Zoetis, Inc. 5.60%, 11/16/2032	170	169
		1,166
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	95	94
Residential REITs — 0.0% ^
UDR, Inc.
2.10%, 8/1/2032	380	274
1.90%, 3/15/2033	50	35
		309
Retail REITs — 0.1%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	140	118
2.50%, 8/16/2031	80	60
Realty Income Corp. 1.80%, 3/15/2033	220	155
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (d)	510	484
		817
Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 2.80%, 10/1/2041	171	114
Broadcom, Inc.
1.95%, 2/15/2028 (d)	418	356
3.19%, 11/15/2036 (d)	59	43
Intel Corp.
5.63%, 2/10/2043	45	43

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
5.70%, 2/10/2053	75	70
KLA Corp. 3.30%, 3/1/2050	242	161
NXP BV (China) 3.25%, 5/11/2041	265	179
Texas Instruments, Inc. 5.05%, 5/18/2063	104	92
TSMC Global Ltd. (Taiwan) 1.38%, 9/28/2030 (d)	280	213
		1,271
Software — 0.1%
Oracle Corp.
3.80%, 11/15/2037	279	213
5.55%, 2/6/2053	90	79
VMware, Inc.
1.40%, 8/15/2026	308	271
4.70%, 5/15/2030	320	295
		858
Specialized REITs — 0.2%
American Tower Corp.
1.50%, 1/31/2028	155	129
1.88%, 10/15/2030	928	702
Equinix, Inc. 2.90%, 11/18/2026	284	261
Extra Space Storage LP 2.40%, 10/15/2031	220	168
		1,260
Specialty Retail — 0.1%
Home Depot, Inc. (The) 4.95%, 9/15/2052	93	83
Lowe's Cos., Inc. 3.70%, 4/15/2046	402	279
		362
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC 6.20%, 7/15/2030	762	768
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	285	215
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	386	327
4.39%, 8/15/2037	205	157
3.73%, 9/25/2040	315	211
		910
Trading Companies & Distributors — 0.1%
Air Lease Corp.
3.38%, 7/1/2025	345	328
2.88%, 1/15/2026	180	167
1.88%, 8/15/2026	495	440
		935
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico) 2.88%, 5/7/2030	200	167
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052	100	73

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
Sprint LLC 7.63%, 3/1/2026	38	39
T-Mobile USA, Inc. 5.05%, 7/15/2033	140	130
		409
Total Corporate Bonds (Cost $62,962)		51,498
U.S. Treasury Obligations — 5.4%
U.S. Treasury Bonds
1.13%, 5/15/2040	5,692	3,267
1.13%, 8/15/2040	6,836	3,886
2.25%, 5/15/2041	259	178
1.75%, 8/15/2041	1,440	897
2.00%, 11/15/2041	195	127
3.38%, 8/15/2042	1,415	1,146
3.88%, 5/15/2043	185	161
1.25%, 5/15/2050	839	396
1.38%, 8/15/2050	8,916	4,351
1.63%, 11/15/2050	1,102	577
2.25%, 2/15/2052	465	285
3.00%, 8/15/2052	3,519	2,564
U.S. Treasury Notes
0.88%, 1/31/2024 (h)	2,641	2,602
4.00%, 12/15/2025	420	411
1.88%, 2/28/2027	374	340
3.13%, 8/31/2027	4,545	4,290
0.75%, 1/31/2028	2,200	1,865
3.50%, 1/31/2028	1,365	1,303
2.75%, 2/15/2028	470	435
3.63%, 3/31/2028	2,025	1,941
1.13%, 8/31/2028	1,304	1,104
1.88%, 2/28/2029	1,500	1,303
3.25%, 6/30/2029	1,260	1,171
3.13%, 8/31/2029	2,182	2,011
3.88%, 9/30/2029	700	671
3.63%, 3/31/2030	1,675	1,580
1.63%, 5/15/2031	1,420	1,153
1.38%, 11/15/2031	80	63
2.75%, 8/15/2032	1,299	1,125
3.50%, 2/15/2033	1,090	1,000
3.88%, 8/15/2033	1,710	1,616
U.S. Treasury STRIPS Bonds 1.16%, 5/15/2027 (i)	350	295
Total U.S. Treasury Obligations (Cost $52,993)		44,114
Asset-Backed Securities — 4.3%
ACC Auto Trust Series 2021-A, Class B, 1.79%, 4/15/2027 (d)	452	449
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (d)	209	188

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 6.28%, 12/18/2037 (c) (d)	195	194
Series 2021-FL4, Class AS, 6.55%, 12/18/2037 (c) (d)	455	447
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 (d) (g)	591	558
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (d)	635	555
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	504	453
Series 2016-3, Class AA, 3.00%, 10/15/2028	357	319
Series 2021-1, Class B, 3.95%, 7/11/2030	628	546
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (d)	315	298
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (d)	165	151
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (d)	645	584
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (d)	290	263
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (d)	255	220
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	250	215
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A, Class A, 1.19%, 1/15/2027 (d)	33	32
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (d)	281	263
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (d)	388	353
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (d)	595	529
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (d)	329	308
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (d)	223	201
Carvana Auto Receivables Trust Series 2020-P1, Class C, 1.32%, 11/9/2026	375	337
Cascade MH Asset Trust Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	785	660
CFMT LLC Series 2021-HB5, Class A, 0.80%, 2/25/2031 ‡ (c) (d)	357	348
Continental Finance Credit Card ABS Master Trust Series 2020-1A, Class A, 2.24%, 12/15/2028 (d)	170	165
CPS Auto Receivables Trust Series 2021-B, Class C, 1.23%, 3/15/2027 (d)	259	256
Credit Acceptance Auto Loan Trust Series 2020-2A, Class C, 2.73%, 11/15/2029 (d)	645	644
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 2/16/2027 (d)	28	28
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (d)	90	77
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (d)	405	356
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	450	395
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (d)	81	74
Series 2021-1A, Class C, 2.70%, 11/21/2033 (d)	171	157
DT Auto Owner Trust
Series 2022-2A, Class D, 5.46%, 3/15/2028 (d)	235	227
Series 2023-1A, Class C, 5.55%, 10/16/2028 (d)	430	422
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (d)	226	203
Series 2021-A, Class C, 2.09%, 8/27/2035 (d)	106	95
Exeter Automobile Receivables Trust Series 2022-5A, Class C, 6.51%, 12/15/2027	305	305
FHF Trust Series 2021-1A, Class A, 1.27%, 3/15/2027 (d)	71	68
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (d)	780	669
Series 2022-SFR1, Class E1, 5.00%, 5/17/2039 (d)	255	231
Flagship Credit Auto Trust Series 2021-1, Class B, 0.68%, 2/16/2027 (d)	116	116

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (c) (d)	550	451
Foundation Finance Trust Series 2023-2A, Class A, 6.53%, 6/15/2049 ‡ (d)	485	485
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (d)	833	728
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	433	361
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	254	256
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (d)	254	244
Lendingpoint Asset Securitization Trust Series 2021-B, Class B, 1.68%, 2/15/2029 (d)	147	146
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028 (d)	26	26
LL ABS Trust Series 2021-1A, Class A, 1.07%, 5/15/2029 (d)	64	63
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (d)	850	752
MVW LLC Series 2021-2A, Class C, 2.23%, 5/20/2039 (d)	585	522
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 (d)	442	435
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (d)	357	333
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (d)	289	263
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (d)	804	731
Octane Receivables Trust Series 2021-1A, Class A, 0.93%, 3/22/2027 (d)	130	127
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (d)	230	196
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	1,660	1,516
Orange Lake Timeshare Trust Series 2016-A, Class A, 2.61%, 3/8/2029 (d)	54	52
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (d)	400	385
Series 2021-3, Class A, 1.15%, 5/15/2029 (d)	64	64
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 9/25/2028 (d)	475	392
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (c) (d)	799	724
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (d) (g)	780	753
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (d) (g)	599	561
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (d)	436	397
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 (d)	310	282
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 (d)	550	516
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (d)	1,775	1,562
PRPM LLC
Series 2021-2, Class A1, 2.12%, 3/25/2026 (c) (d)	409	392
Series 2021-10, Class A1, 2.49%, 10/25/2026 (d) (g)	210	195
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (d)	770	725
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (d)	515	501
Series 2021-A, Class A, 2.30%, 12/22/2031 (d)	1,254	1,156
Sierra Timeshare Receivables Funding LLC Series 2021-2A, Class B, 1.80%, 9/20/2038 (d)	142	132
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	124	117
Series 2019-2, Class B, 3.50%, 5/1/2028	308	277
Series 2016-2, Class A, 3.10%, 10/7/2028	151	130
Series 2018-1, Class A, 3.70%, 3/1/2030	395	338
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (d)	64	62

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
US Auto Funding Series 2021-1A, Class B, 1.49%, 3/17/2025 (d)	122	121
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 (d) (g)	137	132
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (d) (g)	243	231
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (d) (g)	288	271
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (d) (g)	1,175	1,092
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (d) (g)	995	938
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (d) (g)	481	447
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (d) (g)	402	385
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (d) (g)	760	719
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (d) (g)	769	716
Westgate Resorts LLC Series 2022-1A, Class B, 2.29%, 8/20/2036 (d)	204	193
Total Asset-Backed Securities (Cost $38,580)		35,552
Collateralized Mortgage Obligations — 0.9%
Bayview Finance LLC, 4.00%, 7/12/2033 ‡	3	3
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (c) (d)	696	640
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	286	294
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	109	108
FNMA, REMIC Series 2018-72, Class VB, 3.50%, 10/25/2031	240	223
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	565	565
GNMA
Series 2015-H11, Class FC, 5.76%, 5/20/2065 (c)	375	371
Series 2021-H14, Class YD, 7.79%, 6/20/2071 (c)	768	680
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (d) (g)	328	303
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 2/25/2026 (c) (d)	60	60
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	359	322
Series 2019-2, Class M55D, 4.00%, 8/25/2058	510	472
Series 2019-3, Class M55D, 4.00%, 10/25/2058	359	332
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	903	788
Series 2020-3, Class TTW, 3.00%, 5/25/2060	876	794
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (c) (d)	1,425	1,124
Total Collateralized Mortgage Obligations (Cost $8,371)		7,079
Commercial Mortgage-Backed Securities — 0.6%
BPR Trust Series 2021-KEN, Class A, 6.70%, 2/15/2029 (c) (d)	335	331
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (d)	400	359
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 7.11%, 7/25/2041 (c) (d)	643	602
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K727, Class X1, IO, 0.73%, 7/25/2024 (c)	38,227	112
Series K-1511, Class A1, 3.28%, 10/25/2030	609	564
Series K152, Class A2, 3.08%, 1/25/2031	155	135
Series K-1510, Class A2, 3.72%, 1/25/2031	235	213
Series K-150, Class A2, 3.71%, 9/25/2032 (c)	480	427
FNMA ACES
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (c)	965	761

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	94	88
Series 2021-M3, Class X1, IO, 2.05%, 11/25/2033 (c)	1,157	96
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (c) (d)	435	386
Series 2015-K48, Class C, 3.77%, 8/25/2048 (c) (d)	35	33
Series 2016-K56, Class B, 4.09%, 6/25/2049 (c) (d)	330	312
Series 2017-K728, Class C, 3.77%, 11/25/2050 (c) (d)	185	179
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	725	565
Total Commercial Mortgage-Backed Securities (Cost $5,823)		5,163
Foreign Government Securities — 0.1%
Republic of Panama 3.16%, 1/23/2030	250	210
Republic of Peru 2.78%, 12/1/2060	125	66
United Mexican States 3.50%, 2/12/2034	369	288
Total Foreign Government Securities (Cost $758)		564
Municipal Bonds — 0.0% (j) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Winter Storm URI Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $110)	110	105
	SHARES (000)
Short-Term Investments — 5.7%
Investment Companies — 5.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (k) (Cost $46,695)	46,695	46,695
Total Investments — 100.1% (Cost $817,027)		820,308
Liabilities in Excess of Other Assets — (0.1)%		(1,095)
NET ASSETS — 100.0%		819,213

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2023.

(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2023.
(f)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at September 30, 2023 is $291 or 0.04% of the Fund’s net
assets as of September 30, 2023.

(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2023.

(h)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(i)	The rate shown is the effective yield as of September 30, 2023.
(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	The rate shown is the current yield as of September 30, 2023.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	267	12/19/2023	USD	28,844	(537)
U.S. Treasury 5 Year Note	23	12/29/2023	USD	2,423	(24)
					(561)
Short Contracts
MSCI EAFE E-Mini Index	(85)	12/15/2023	USD	(8,677)	310
MSCI Emerging Markets E-Mini Index	(269)	12/15/2023	USD	(12,853)	458
S&P 500 E-Mini Index	(47)	12/15/2023	USD	(10,168)	433
					1,201
					640

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$33,266	$2,286	$35,552
Collateralized Mortgage Obligations	—	7,076	3	7,079
Commercial Mortgage-Backed Securities	—	5,163	—	5,163
Corporate Bonds	—	51,498	—	51,498
Exchange-Traded Funds	255,904	—	—	255,904
Foreign Government Securities	—	564	—	564
Investment Companies	321,231	—	—	321,231
Mortgage-Backed Securities	—	52,403	—	52,403
Municipal Bonds	—	105	—	105
U.S. Treasury Obligations	—	44,114	—	44,114
Short-Term Investments
Investment Companies	46,695	—	—	46,695
Total Investments in Securities	$623,830	$194,189	$2,289	$820,308
Appreciation in Other Financial Instruments
Futures Contracts	$1,201	$—	$—	$1,201
Depreciation in Other Financial Instruments
Futures Contracts	(561)	—	—	(561)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$640	$—	$—	$640
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$14,153	$—	$—	$—	$(688)	$13,465	291	$176	$—
JPMorgan BetaBuilders International Equity ETF (a)	100,046	—	3,387	488	(5,381)	91,766	1,761	393	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	7,562	—	—	—	(595)	6,967	89	65	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	98,985	—	27,309	(3,811)	575	68,440	1,548	792	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	24,804	—	1,307	84	(1,263)	22,318	296	82	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	21,159	—	—	—	(1,259)	19,900	373	105	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	1,236	—	830	(122)	119	403	9	11	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	91,457	939	3,307	(479)	(3,131)	85,479	12,424	939	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	525	8	—	—	(22)	511	90	9	—

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	$14,144	$—	$—	$—	$(520)	$13,624	912	$—	$—
JPMorgan Equity Index Fund Class R6 Shares (a)	175,675	2,143	11,613	968	(6,826)	160,347	2,493	635	—
JPMorgan High Yield Fund Class R6 Shares (a)	43,990	20,066	2,252	(254)	(280)	61,270	9,962	1,007	—
JPMorgan Inflation Managed Bond ETF (a)	33,353	—	—	—	(708)	32,645	722	305	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	47,319	48,223	48,847	—	—	46,695	46,695	555	—
Total	$674,408	$71,379	$98,852	$(3,126)	$(19,979)	$623,830		$5,074	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.